28. OPERATING SEGMENTS (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	$ 643,784,687	$ 658,447,621	$ 636,194,074
Chile
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	129,575,209	125,814,386	119,381,156
Europe
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	207,883,899	218,816,434	225,660,657
United States of America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	106,860,196	114,279,268	109,149,123
South Africa
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	61,474,306	63,599,230	59,989,511
Asia
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	76,719,288	71,482,860	61,648,664
Canada
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	20,196,964	20,410,867	17,980,594
Central America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	36,811,064	39,404,254	37,326,756
Other
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	1,795,743	1,616,276	2,032,177
Africa
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	2,468,018	3,024,046	3,025,436
Wine in bulk
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	585,509,205	600,004,065	580,859,865
Wine in bulk | Chile
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	71,299,727	67,370,830	64,046,947
Wine in bulk | Europe
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	207,883,899	218,816,434	225,660,657
Wine in bulk | United States of America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	106,860,196	114,279,268	109,149,123
Wine in bulk | South Africa
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	61,474,306	63,599,230	59,989,511
Wine in bulk | Asia
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	76,719,288	71,482,860	61,648,664
Wine in bulk | Canada
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	20,196,964	20,410,867	17,980,594
Wine in bulk | Central America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	36,811,064	39,404,254	37,326,756
Wine in bulk | Other
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	1,795,743	1,616,276	2,032,177
Wine in bulk | Africa
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	2,468,018	3,024,046	3,025,436
Other Segment
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	58,275,482	58,443,556	55,031,972
Other Segment | Chile
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	58,275,482	58,443,556	55,031,972
Other Segment | Europe
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | United States of America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | South Africa
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | Asia
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | Canada
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | Central America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | Other
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | Africa
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	302,237
Not assigned | Chile
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	302,237
Not assigned | Europe
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | United States of America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | South Africa
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | Asia
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | Canada
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | Central America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | Other
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | Africa
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	$ 0	$ 0	$ 0